Financial instruments (Details 4) - Mar. 31, 2021 - Currency swap contract [member] ₨ in Thousands, $ in Thousands	INR (₨)	USD ($)
Disclosure of financial assets [line items]
Value of the outstanding term loan	₨ 3,675,000	$ 50,000
Tranche one [Member]
Disclosure of financial assets [line items]
Value of the outstanding term loan	1,470,000	20,000
Tranche two undrawn [Member]
Disclosure of financial assets [line items]
Value of the outstanding term loan	₨ 2,205,000	$ 30,000